Performance Management - Symmetry Panoramic International Country Momentum ETF	Sep. 23, 2026
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns and comparing the Fund’s performance to a broad measure of market performance. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Current performance information is available on the Fund’s website at panoramicfunds.com or by calling 1-844-Sym-Fund (844-796-3863).

Performance Past Does Not Indicate Future [Text]	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns and comparing the Fund’s performance to a broad measure of market performance.
Performance One Year or Less [Text]	The Fund is new, and therefore has no performance history.
Performance Availability Website Address [Text]	panoramicfunds.com
Performance Availability Phone [Text]	1-844-Sym-Fund (844-796-3863)